Consolidated Statements of Financial Position (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of financial position [abstract]
Issued capital, par value (in Dollars per share)
Ordinary shares, issued (in Shares)	3,446,434	3,431,434
Ordinary shares, outstanding (in Shares)	3,446,434	3,431,434